Significant Accounting Policies - Functional currency and foreign currency translation (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Significant Accounting Policies
Foreign exchange transaction losses in other (expenses)/income, net	$ 1,430